Document and Entity Information	Nov. 19, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001845550
Document Type	8-K
Document Period End Date	Nov. 19, 2021
Entity Registrant Name	ALPHA PARTNERS TECHNOLOGY MERGER CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-40677
Entity Tax Identification Number	98-1581691
Entity Address, Address Line One	Empire State Building
Entity Address, Address Line Two	20 West 34th Street
Entity Address, Address Line Three	Suite 4215
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	906-4480
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class Ordinary Shares Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares included as partof the Units, par value $0.0001 per share
Trading Symbol	APTM
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each wholewarrant exercisable for one Class Aordinary share at an exercise price of$11.50
Trading Symbol	APTMW
Security Exchange Name	NASDAQ
Units Each Consisting Of One Class Ordinary Share And Onethird Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class Aordinary share and one-third of oneredeemable warrant to acquire oneClass A ordinary share
Trading Symbol	APTMU
Security Exchange Name	NASDAQ